Offerings - Offering: 1	Jun. 06, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	MicroVision, Inc. 2022 Equity Incentive Plan - Common Stock, par value $0.001 per share
Amount Registered | shares	12,000,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	1.12	[2]
Maximum Aggregate Offering Price	$ 13,440,000	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,057.66
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement also covers such additional shares of the Registrant’s Common Stock as may be issued to prevent dilution from stock splits, stock dividends and similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant’s Common Stock, as reported by the Nasdaq Global Market on June 3, 2025, which were $1.15 and $1.09, respectively.

[1]	Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement also covers such additional shares of the Registrant’s Common Stock as may be issued to prevent dilution from stock splits, stock dividends and similar transactions.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant’s Common Stock, as reported by the Nasdaq Global Market on June 3, 2025, which were $1.15 and $1.09, respectively.